Debt (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2024 CAD ($)
Credit Facility
Revolving term credit facility
Size of facility	$ 1,000.0
Drawdowns	0.0
Accordion feature	$ 250.0
Credit Facility | Bottom
Revolving term credit facility
Standby fee (as a percent)	0.20%
Credit Facility | Top
Revolving term credit facility
Standby fee (as a percent)	0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | SOFR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	1.10%	1.10%
Credit Facility | SOFR | Top
Revolving term credit facility
Spread on variable rate (as a percent)	2.15%	2.15%
Credit Facility | CORRA | Bottom
Revolving term credit facility
Credit spread adjustment rate	29.547%	29.547%
Spread on variable rate (as a percent)	1.00%	1.00%
Credit Facility | CORRA | Top
Revolving term credit facility
Credit spread adjustment rate	32.138%	32.138%
Spread on variable rate (as a percent)	2.05%	2.05%
Letter of credit
Revolving term credit facility
Maximum borrowing capacity	$ 18.6	$ 25.5
Number of letter of credit | item	3